Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	PPG Industries, Inc.
Entity Central Index Key	0000079879
Amendment Flag	false